YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We  are  pleased  to  provide  you  with this report on the General California
Municipal Bond Fund, Inc. for the six-month period ended March 31, 1999. Your fund produced a total return, including share price changes and dividend income generated, of .52%,* and an annualized tax-free distribution rate per share of 4.78%.**

ECONOMIC REVIEW

 The economy in the period ended March 31, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and multiple rounds of central bank easing, which lowered interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of the continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase of these crises occurred when Asian currencies dropped and short-term interest rates rose there as well. Then Latin America began to weaken, particularly Brazil. Tentative signs of a bottoming in Asia had emerged by the end of your fund's fiscal period; however, Brazil had not yet turned the corner.

  Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began the last year at a modest pace and showed signs of stagnation in early 1999. Even so, the new European central bank postponed the reduction in interest rates at the beginning of 1999, probably because of a desire to build anti-inflationary credibility. The bank finally eased in April of this year.

  The U.S. economy proved to be a superperformer during the period, growing at an above-trend rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve eased monetary policy three times beginning on September 30, 1998, lowering the federal funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to a financial crisis linked to the Russian default and the financial problems of a major hedge fund. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, those rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

MARKET ENVIRONMENT

  Moderating economic growth in the U.S., a negligible rate of inflation, and relatively low interest rates continue to foster a positive atmosphere for municipal bonds. As measured by commonly accepted indexes, municipal bond yields have moved very little over the last six-month period, compared to yields of U.S. Treasury Bonds. Treasuries, of course, were affected uniquely because of the safe haven they provided during the economic and currency collapses of several foreign countries; lately, there has been some liquidation of Treasuries as recovery in several foreign nations began, thus their price movements have been more volatile.

  Municipal yields continue to be historically generous vis-a-vis Treasury bond yields, and that lends support to current price levels. Presently, municipal bonds with maturities of 20 years and longer provide federally tax-free yields that exceed 90% of the taxable yields provided by Treasury bonds with comparable maturities. Also helping to firm up price levels of municipal bonds is a shortage of supply in the new-issue market. So far in 1999, newly marketed issues amount to just 77% of 1998's volume. Some reduction in 1999 is expected when compared to 1998, when a number of refundings helped to swell that year's total issuance to $284 billion, but at this time new issues are running somewhat behind expectations for 1999.

  Demand continues to be sparked by the after-tax benefits of municipal bond ownership, recognized mainly by individuals and "crossover buyers," the latter being buyers who commonly operate in both taxable and tax-exempt markets, depending on yield ratios and after-tax benefits. Institutional demand is not especially strong right now, and that demand is very specific, centering on coupon, maturity, and several technical features. With supply and demand well-balanced, and no discernible indications of rising inflation and higher interest rates, it appears that the municipal environment will continue to be hospitable.

PORTFOLIO FOCUS

  As discussed in previous communications to shareholders, the fund's main investment objective is to strive to maximize income that is exempt from federal and California state personal income taxes. Opportunities to enhance the dividend payout remain limited. Yield differentials between the highest- and lesser-rated securities remain historically tight. The secular decline in interest rates continues to have an impact as well. As the fund matures, many of the securities purchased years ago in a higher-interest-rate environment will be called away. Management is always on the alert for opportunities that will be accretive to the fund's distribution yield.

  We continue to maintain a positive market outlook. The supply of new tax-exempt issues coming to market is running below last year's pace. Demand from individual investors and from professional arbitrageurs has been supportive. The municipal bond market has traded in a very narrow range over the past several months. With volatility measures at near-record lows, we don't anticipate much of a change in market conditions. Because of our constructive long-term market outlook, we have extended the fund's duration.

  We remain encouraged by California's strong economic growth, which continues to outpace that of the U.S. The overall economy continues to expand, with solid employment gains. While the financial picture has stabilized, we remain alert to any negative effects of the Asian recession. Because California has successfully diversified its economy, it is expected that the economy will continue to remain healthy, though growth might occur at a slower pace.

  In summary, if recent market behavior continues, income should be the key to relative market performance in the months ahead. Stability of interest rates may mitigate any price impact on performance. With an emphasis on tax-free income generation, the fund should be well positioned. We trust that this strategy is in keeping with your investment objectives.

               Very truly yours,


               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

April 19, 1999

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. Income may be subject to state and local income taxes for non-California residents.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for capital gain distributions. Some income may be subject to the federal Alternative Minimum Tax (AMT) for certain shareholders.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                          MARCH 31, 1999 (UNAUDITED)

                                                                                                 Principal
Long-Term Municipal Investments--96.1%                                                             Amount             Value
-------------------------------------------------------                                       _____________     _____________
ABAG Finance Authority, Nonprofit Corporations:

  COP, Revenue (Channing House) 5.50%, 2/15/2029 . . . . . . . . . . . . . . . . . . . . .     $    2,100,000    $    2,090,697

  MFHR (Central Park Apartments) 5.60%, 7/1/2038 . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,057,800

ABAG Finance Corporation, COP (ABAG XXIV) 6.90%, 4/1/2012. . . . . . . . . . . . . . . . .          3,500,000         3,672,900

Alameda County, COP (Various Financing Projects)

  6%, 9/1/2021 (Insured; MBIA, LOC; The Fuji Bank) . . . . . . . . . . . . . . . . . . . .          4,865,000         5,340,359

Allan Hancock Joint Community College District, COP, Refunding

  7.625%, 10/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,055,000         1,161,312

Anaheim Public Financing Authority, Tax Allocation Revenue

  6.45%, 12/28/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,874,980

Beaumont Unified School District, COP (Capital Improvement Project)

  7.70%, 1/1/2021 (Prerefunded 1/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,198,274

California:

  4.50%, 12/1/2021 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,965,000         2,755,612

  Refunding 4.50%, 10/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000         7,963,990

California Educational Facilities Authority, Revenue

  (Chapman College) 7.50%, 1/1/2018 (Prerefunded 1/1/2001) (a) . . . . . . . . . . . . . .          1,760,000         1,914,792

California Health Facilities Financing Authority, Revenue:

 (HELP Group)

    7%, 8/1/2021 (Insured; California Health Facilities Construction Loan Program) . . . .          1,800,000         1,940,760

  (Walden House) 6.85%, 3/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,225,000         3,478,646

California Housing Finance Agency:

 MFHR:

    6.15%, 8/1/2022 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,850,000         4,079,460

    6.05%, 8/1/2038 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,626,400

  SFMR:

    6%, 8/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,128,120

    6.375%, 8/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,407,275

    5.60%, 8/1/2029 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,350,000         4,488,765

    7.50%, 8/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            820,000           842,632

    7.60%, 8/1/2030  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,040,000         1,083,524

    7.70%, 8/1/2030  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            685,000           707,920

California Pollution Control Financing Authority, PCR

  8.60%, 6/1/2014 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         5,660,775

California Statewide Communities Development Authority:

 COP:

   Health Facilities Revenue, Refunding (Barton Memorial Hospital)

       6.50%, 12/1/2009 (LOC; Banque Nationale De Paris) . . . . . . . . . . . . . . . . .          1,600,000         1,734,064

    (The Internext Group) 5.375%, 4/1/2030 . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,900,200

  Special Facilities LR (United Airlines, Inc.):

    7.918%, 10/1/2033 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,285,000         4,568,838

    7.769%, 10/1/2034 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,445,000         1,522,712

California University and Colleges, Student Union Revenue

  (Chico) 4.375%, 11/1/2028 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .         10,600,000         9,484,350



GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                  MARCH 31, 1999 (UNAUDITED)

                                                                                                 Principal
Long-Term Municipal Investments (CONTINUED)                                                        Amount             Value
-------------------------------------------------------                                          _____________  _____________

Chico Public Financing Authority, Revenue

 (Chico Municipal Airport and Central Chico Redevelopment Project)

  7.40%, 4/1/2021 (Prerefunded 4/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . . .     $    2,410,000    $    2,560,119

Commerce Joint Powers Financing Authority, Revenue, Multiple Project Loans

  8%, 3/1/2022 (Prerefunded 3/1/2001) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          2,365,000         2,609,352

Contra Costa County, Mortgage Revenue, Refunding (Cedar Pointe)

  6.15%, 9/1/2025 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,955,000         3,101,686

Del Mar Race Track Authority, Revenue, Refunding 6.20%, 8/15/2011. . . . . . . . . . . . .          2,000,000         2,161,880

Duarte, COP (Hope City Medical Center) 6%, 4/1/2008 (Prerefunded 4/1/2003) (a) . . . . . .          4,070,000         4,482,983

Fontana Public Financing Authority, Tax Allocation Revenue, Refunding

  (North Fontana Redevelopment Project) 7.25%, 9/1/2020  . . . . . . . . . . . . . . . . .          2,000,000         2,102,640

Fontana Redevelopment Agency, Tax Allocation, Refunding

 (Jurupa Hills Redevelopment Project):

    5.50%, 10/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,029,480

    5.50%, 10/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,061,650

Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue:

  6%, 1/1/2034 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,955,000         4,713,543

  5%, 1/1/2035 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,378,000

Inglewood, HR (Daniel Freeman Hospital)

  6.75%, 5/1/2013 (Prerefunded 5/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,171,500

Loma Linda, HR (Loma Linda University Medical Center Project)

  6%, 12/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,145,950

Los Angeles County, COP, (Disney Parking Project)

  Zero Coupon, 9/1/2019 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .          7,990,000         2,832,135

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue

  Refunding 6%, 7/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,409,900

Los Angeles Department of Water and Power, Waterworks Revenue, Refunding

  4.50%, 10/15/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,604,350

M-S-R Public Power Agency, Power Revenue, Refunding

  (San Juan Project) 5.90%, 7/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,930,000         6,939,078

Modesto Irrigation District, COP, Refunding

  5.30%, 7/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,001,900

Newhall Elementary and Castaic Union School Districts, COP

  (School Improvement Project) 7.70%, 3/1/2011 (Prerefunded 3/1/2001) (a)  . . . . . . . .          2,695,000         2,908,067

Northern California Power Agency, Public Power Revenue, Refunding

  (Hydroelectric Project Number 1) 6.30%, 7/1/2018 (Insured; MBIA) . . . . . . . . . . . .         20,400,000        23,861,064

Port Oakland, Special Facilities Revenue (Mitsui O.S.K. Lines Limited)

  6.80%, 1/1/2019 (LOC; Industrial Bank of Japan)  . . . . . . . . . . . . . . . . . . . .          3,000,000         3,174,240

Redwood City Elementary School District 5%, 8/1/2015 (Insured; FGIC) . . . . . . . . . . .          3,875,000         3,986,174

Richmond Joint Powers Financing Authority, Revenue

  7.25%, 5/15/2013 (Prerefunded 5/15/2000) (a) . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,129,900



GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                MARCH 31, 1999 (UNAUDITED)

                                                                                                 Principal
Long-Term Municipal Investments (CONTINUED)                                                        Amount             Value
-------------------------------------------------------                                         _____________  _____________

Sacramento County, Special Tax (Community Facilities District Number 1):

  8.25%, 12/1/2020 (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . .     $    5,610,000    $    6,165,110

  Refunding 5.70%, 12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,263,725

San Bernardino, Health Care Systems Revenue (Sisters of Charity)

  7%, 7/1/2021 (Prerefunded 7/1/2001) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,192,320

San Diego County, COP, Refunding (Downtown Courthouse)

  4.50%, 5/1/2023 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,386,705

San Francisco City and County Airports Commission, International Airport
Revenue:

  5.90%, 5/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,385,000         9,956,547

  Refunding 4.50%, 5/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,635,500

San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue:

  (Junior Lien) Zero Coupon, 1/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         3,095,650

  Refunding, Zero Coupon, 1/15/2034 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . .         20,000,000         3,257,600

San Marcos Public Facilities Authority, Revenue, Refunding

  (Public Improvement-Civic Center) 6.20%, 8/1/2022  . . . . . . . . . . . . . . . . . . .          3,000,000         3,091,860

San Marcos Unified School District

 (School Facilities Improvement District Number 1)

  5.80%, 11/1/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,540,000         3,881,610

Santa Cruz County Redevelopment Agency, Tax Allocation

  (Subordinated-Live Oak/Soquel Community Improvement) 5.625%, 9/1/2022  . . . . . . . . .          3,335,000         3,490,077

Simi Valley, Single Family Residential Mortgage Revenue 7.625%, 8/1/2022 (c) . . . . . . .            997,866           169,637

Southern California Home Finance Authority, SFMR

  6.90%, 10/1/2024 (Collateralized: FNMA and GNMA) . . . . . . . . . . . . . . . . . . . .          1,545,000         1,622,235

Southern California Public Power Authority, Power Project Revenue

  (Multiple Projects) 6.75%, 7/1/2011 (Insured; FSA) . . . . . . . . . . . . . . . . . . .          3,750,000         4,543,537

Stockton, Health Facilities Revenue, Refunding (Dameron Hospital Association)

  5.70%, 12/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,016,700

Tehachapi Unified School District, COP (Tompkins Elementary School Project)

  7.80%, 2/1/2021 (Prerefunded 2/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .            985,000         1,070,498

Tracy Area Public Facilities Financing Agency, Special Tax, Refunding

  (Community Facilities District Number 87-1) 5.875%, 10/1/2013 (Insured; MBIA)  . . . . .          7,000,000         7,676,690

Turlock, Refunding:

 COP, Health Facilities Revenue,

    (Emanuel Medical Center, Inc.) 5.75%, 10/15/2023 . . . . . . . . . . . . . . . . . . .          6,000,000         6,056,400

  Irrigation District Revenue, 5%, 1/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . .          2,555,000         2,604,874

West Covina Redevelopment Agency, Special Tax, Refunding

 (Community Facilities District--Fashion Plaza):

    6%, 9/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,643,500

    6%, 9/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,325,000         9,238,502

Yolo County Housing Authority, Mortgage Revenue (Walnut Park Apartments)

  7.20%, 8/1/2033 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,150,000         4,470,961



GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                MARCH 31, 1999 (UNAUDITED)

                                                                                                 Principal
Long-Term Municipal Investments (CONTINUED)                                                        Amount             Value
-------------------------------------------------------                                       _____________     _____________

U. S. Related--1.1%

Puerto Rico Commonwealth, Public Improvement

  5.25%, 7/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,000,000    $    3,127,320

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $267,635,327). . . . . . . . . . . . . . . . . . . . . . . . . . .              97.2%      $282,708,306

                                                                                                     _______      _____________
                                                                                                     _______      _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.8%    $    8,134,416
                                                                                                     _______      _____________
                                                                                                     _______      _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $290,842,722
                                                                                                     _______      _____________
                                                                                                     _______      _____________



Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

COP         Certificate of Participation                            LR          Lease Revenue

FGIC        Financial Guaranty Insurance Company                    MFHR        Multi-Family Housing Revenue

FHA         Federal Housing Administration                          MBIA        Municipal Bond Investors Assurance

FNMA        Federal National Mortgage Association                               Insurance Corporation

FSA         Financial Security Assurance                            PCR         Pollution Control Revenue

GNMA        Government National Mortgage Association                SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue

Summary of Combined Ratings
-----------------------------------------------------------------------------
Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          ________________               __________________
AAA                                Aaa                               AAA                                 42.3%

AA                                 Aa                                AA                                    7.6

A                                  A                                 A                                    23.4

BBB                                Baa                               BBB                                  21.4

D                                  N/A                               D                                      .1

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         5.2
                                                                                                        _______

                                                                                                        100.0%
                                                                                                        _______
Notes to Statement of Investments:                                                                      _______

-----------------------------------------------------------------------------

(a) Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Securities  exempt  from registration under Rule 144A of the Securities Act
    of   1933.   These  securities  may  be  resold  in  transactions  exempt from registration, normally to qualified institutional buyers. At March 31, 1999, these securities amounted to $11,752,325 or 4% of net assets.

(c) Non-income producing security; interest payments in default.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(e) At March 31, 1999, 27% of the Fund's net assets are insured by MBIA.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                 MARCH 31, 1999 (UNAUDITED)

                                                                                                 Cost              Value
                                                                                                ______             _______

ASSETS:                          Investments in securities--See Statement of Investments . .     $267,635,327      $282,708,306

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,067,624

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,203,015

                                 Receivable for investment securities sold . . . . . . . .                            3,592,523

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               29,648
                                                                                                                  _____________

                                                                                                                    291,601,116
                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              146,239

                                 Payable for shares of Common Stock redeemed . . . . . . .                              558,143

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               54,012
                                                                                                                  _____________

                                                                                                                        758,394
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $290,842,722
                                                                                                                  _____________
                                                                                                                  _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $273,785,571

                                 Accumulated net realized gain (loss) on investments . . .                            1,984,172

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . . .                         15,072,979
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $290,842,722
                                                                                                                  _____________
                                                                                                                  _____________


SHARES OUTSTANDING

(500 million shares of $.001 par value Common Stock authorized). . . . . . . . . . . . . .                           21,574,751

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $13.48
                                                                                                                        _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $8,117,896

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $   876,066

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            157,400

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             31,202

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             17,708

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             15,513

                                 Prospectus and shareholders' reports  . . . . . . . . . .             12,026

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              7,598

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                653

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              9,493
                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            1,127,659
                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,990,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .         $2,591,985

                                 Net unrealized appreciation (depreciation) on investments . .    (8,138,970)
                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                          (5,546,985)
                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $1,443,252
                                                                                                                    ___________
                                                                                                                    ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended
                                                                                     March 31, 1999          Year Ended
                                                                                     (Unaudited)             September 30, 1998
                                                                                     ________________        _______________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    6,990,237          $  14,308,634

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .            2,591,985              3,116,198

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .           (8,138,970)             7,160,883
                                                                                        _____________          _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . .            1,443,252             24,585,715
                                                                                        _____________          _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (6,990,237)           (14,504,662)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .           (3,728,567)            (1,543,915)
                                                                                        _____________          _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (10,718,804)           (16,048,577)
                                                                                        _____________          _____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .           17,831,618             43,599,346

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,724,525             11,154,889

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (21,448,325)           (58,825,931)
                                                                                        _____________          _____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . .            4,107,818             (4,071,696)
                                                                                        _____________          _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .           (5,167,734)             4,465,442

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          296,010,456            291,545,014
                                                                                        _____________          _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $290,842,722           $296,010,456
                                                                                        _____________          _____________
                                                                                        _____________          _____________


                                                                                          Shares                 Shares
                                                                                        _____________          _____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,307,831              3,196,561

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .              566,668                817,966

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,574,000)            (4,319,009)
                                                                                        _____________          _____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . .              300,499               (304,482)
                                                                                        _____________          _____________
                                                                                        _____________          _____________
                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                        Six Months Ended
                                                         March 31, 1999               Year Ended September 30,

                                                                         _______________________________________________________

PER SHARE DATA:                                           (Unaudited)     1998        1997       1996        1995        1994
                                                          __________     ______      ______     ______      ______     ______
   Net asset value, beginning of period  . . . . . .      $13.91        $13.51      $13.35     $13.30      $12.90      $14.36
                                                          ______        ______      ______     ______      ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .33           .67         .69        .70         .73         .78

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .        (.26)          .48         .41        .19         .48       (1.40)
                                                          ______        ______      ______     ______      ______      ______

   Total from Investment Operations  . . . . . . . .         .07          1.15        1.10         .89        1.21       (.62)
                                                          ______        ______      ______     ______      ______      ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.33)         (.68)       (.70)       (.68)       (.73)      (.78)

   Dividends from net realized gain on investments . .      (.17)         (.07)       (.24)       (.16)       (.08)      (.06)
                                                          ______        ______      ______     ______      ______      ______

   Total Distributions . . . . . . . . . . . . . . .        (.50)         (.75)       (.94)       (.84)       (.81)      (.84)
                                                          ______        ______      ______     ______      ______      ______

   Net asset value, end of period  . . . . . . . . .      $13.48        $13.91      $13.51      $13.35      $13.30     $12.90
                                                          ______        ______      ______     ______      ______      ______
                                                          ______        ______      ______     ______      ______      ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .        1.04%(1)      8.76%       8.56%       6.85%       9.82%     (4.43%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .77%(1)       .77%        .76%        .76%        .76%       .76%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        4.79%(1)      4.91%       5.15%       5.25%       5.66%      5.72%

   Portfolio Turnover Rate . . . . . . . . . . . . .       30.41%(2)     63.60%      90.03%     164.93%      83.31%     29.74%

   Net Assets, end of period (000's Omitted) . . . .    $290,843      $296,010    $291,545    $296,798    $317,835   $347,063
-----------------------------

(1)  Annualized.
(2)  Not annualized.
                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General California Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal and State of California personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 1999, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended March 31, 1999, the Fund was charged $95,432 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 1999, the Fund was charged $43,178 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund on shares redeemed within fifteen days of their issuance, including on redemptions through the use of the Fund Exchange privilege. During the period ended March 31, 1999, redemption fees retained by the Fund amounted to $15.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 1999 amounted to $88,630,278 and $95,454,932, respectively.

  At  March 31, 1999, accumulated net unrealized appreciation on investments was
$15,072,979,   consisting  of  $17,316,070  gross  unrealized  appreciation  and
$2,243,091 gross unrealized depreciation.

At March 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                   (reg.tm)

                                   (reg.tm)


GENERAL CALIFORNIA

MUNICIPAL BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940




Printed in U.S.A.                                              131SA993

General California

Municipal Bond

Fund, Inc.

Semi-Annual

Report

March 31, 1999